Segment information (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Percentage of sales and revenues	10.00%								10.00%
External sales and revenues	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 55,184	$ 55,656	$ 65,875
Net property, plant and equipment	16,577				17,075				16,577	17,075	16,461
Inside United States
Segment Reporting Information
External sales and revenues									21,122	18,579	20,239
Net property, plant and equipment	8,714				8,723				8,714	8,723	8,559
Outside the United States
Segment Reporting Information
External sales and revenues									34,062	37,077	45,636
Net property, plant and equipment	7,863				8,352				7,863	8,352	7,902
Australia
Segment Reporting Information
External sales and revenues											$ 6,822